ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F - 2
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM 24F - 2
                     ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F - 2

          READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                           PLEASE PRINT OR TYPE.

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1. Name and address of issuer:
LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

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2. Name of each series or class of securities for which this
Form is filed (if the form is being filed for all series and classes of securities to the issuer, check the box but do not list series or classes):
                                                                     [X]

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3. Investment Company Act file Number:
811-8625
   Securities Act File Number:
333-45343

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4(a). Last day of fiscal year for which this form is filed:
 DECEMBER 31, 2015

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4(b). Check box if this Form is being filed (No Suggestions).
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
THE REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                     [ ]
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5. Calculation of registration fees:

        (i). Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                    $        9,965
                                                                  --------------

       (ii). Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                                     $       20,333
                                                                  --------------

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      (iii). Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier than
             October 11, 1995 that were not previously
             used to reduce registration fees payable
             to the Commission:        $      18,440,050
                                       -----------------------

       (iv). Total available redemption credits (add
             Items 5(ii) and 5(iii):                              $   18,460,383
                                                                  --------------

        (v). Net sales - if item 5(i) is greater than item
             5(iv) [subtract item 5(iv) from item 5(i)]                       $0
                                                                  --------------

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       (vi). Redemption credits available for use in
             future years-if item 5(i) is less than
             item 5(iv) [subtract item 5(iv) from
             item 5(i)]:               $     (18,450,418)
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      (vii). Multiplier for determining registration fee
            (See Instruction C.9):                               X     0.0001007
                                                                   -------------

     (viii). Registration fee due [multiply
             item 5(v) by item 5(vii)] (enter "0" if
             no fee is due):                                     =            $0
                                                                   =============

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6. Prepaid Shares
   If the response to Item 5(i) was determined by determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________0_________. If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________0____________

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7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                 +
                                                                   -------------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   -------------
                                                                   =          $0
                                                                   =============

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:
               Method of Delivery:
                                  Wire Transfer                   [ ]
                                  Mail or other means             [ ]
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                                    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and the capabilities and on the dates indicated.

By (Signature and Title)*______________________________________________
                          KIRSTEN REGISTER
                          VICE-PRESIDENT, CORPORATE CONTROLLER

Date______________
               *Please print the name and title of the signing officer
                below the signature.
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